Prospectus Supplement

January 8, 2010

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 8, 2010 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2009 of:

Large Cap Relative Value Portfolio

U.S. Small/Mid Cap Value Portfolio

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Board") approved an Agreement and Plan of Reorganization with respect to the Large Cap Relative Value Portfolio and U.S. Small/Mid Cap Value Portfolio (each a "Portfolio") (each a "Plan"). Pursuant to each Plan, substantially all of the assets of the applicable Portfolio would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (each a "New Portfolio"). Pursuant to each Plan, shareholders of the applicable Portfolio would become shareholders of a New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. Each Plan is subject to the approval of the applicable Portfolio's shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010. A proxy statement formally detailing the proposal and information concerning the New Portfolios is anticipated to be distributed to shareholders of the Portfolios during the first quarter of 2010.

Please retain this supplement for future reference.

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Prospectus Supplement

January 8, 2010

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 8, 2010 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2009 of:

International Growth Equity Portfolio

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Board") approved an Agreement and Plan of Reorganization with respect to the International Growth Equity Portfolio (the "Portfolio") (the "Plan"). Pursuant to the Plan, substantially all of the assets of the Portfolio would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Portfolio"). Pursuant to the Plan, shareholders of the Portfolio would become shareholders of the New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. The Plan is subject to the approval of the Portfolio's shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010. A proxy statement formally detailing the proposal and information concerning the New Portfolio is anticipated to be distributed to shareholders of the Portfolio during the first quarter of 2010.

Please retain this supplement for future reference.

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